Leases (Tables)	3 Months Ended
Sep. 30, 2022
Lessee Disclosure [Abstract]
Schedule of Balance Sheets Classification of Leases

The following table shows the lease balance sheet classification of leases for the quarter ended September 30, 2022 (in thousands):

(in thousands)	September 30, 2022
Assets
Operating lease right-of-use assets, net of accumulated amortization	$239
Liabilities
Current	$128
Operating lease liabilities, current
Non-current
Operating lease liabilities, non-current	$128
Total lease liabilities	$256

Schedule of lease cost

The following table shows the lease costs for the quarter ended September 30, 2022 (in thousands):

Lease costs (in thousands)	Statement of operations classification	September 30, 2022
Operating lease costs	Operating expenses: research and development	$32
Short term lease costs	Operating expenses: research and development	$8
Short term lease costs	Operating expenses: general and administrative	$38
Short term lease costs	Cost of goods sold	$91
Total lease costs		$170

Other information	September 30, 2022
Cash paid for amounts included in the measurement of lease liabilities (in thousands)	$33

Remaining lease term - operating leases (in years)	2.1
Discount rate - operating leases	10%

Schedule of payments for noncancelable leases	The future minimum payments for noncancelable leases with terms in excess of one year as of September 30, 2022 are payable as follows (in thousands):

2023	$125
2024	$157
2025	$46
Total	$328